Long-Term Debt and Financial Liabilities, Loan dated September 1, 2015 (Details) $ in Thousands				4 Months Ended	12 Months Ended
	Jul. 02, 2018 USD ($)	Mar. 28, 2018	Sep. 01, 2015 USD ($) Vessel	Dec. 31, 2015 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Secured Credit Facilities [Abstract]
Proceeds from drawdown					$ 67,130	$ 34,500	$ 32,000
Principal amount outstanding					$ 198,607	$ 196,450
Loan Agreement dated September 1, 2015 [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity			$ 44,430
Proceeds from drawdown				$ 44,430
Frequency of periodic payment					Quarterly
Installment payment			1,049
Balloon payment			$ 28,837
Maturity date					Jun. 30, 2020
Prepayment of loan	$ 3,000
Number of vessels secured by first priority mortgage | Vessel			2
Security coverage requirement commencing on October 1, 2018 and ending on March 31, 2019		100.00%
Security cover requirement commencing on April 1, 2019 and ending on September 30, 2019		111.00%
Security cover requirement thereafter		120.00%
Principal amount outstanding					$ 35,134
Loan Agreement dated September 1, 2015 [Member] | Minimum [Member]
Secured Credit Facilities [Abstract]
EBITDA to interest payments ratio commencing on June 30, 2018 and ending on March 31, 2019		1.2
EBITDA to interest payments ratio thereafter		2
Loan Agreement dated September 1, 2015 [Member] | Maximum [Member]
Secured Credit Facilities [Abstract]
Net debt to total assets ratio commencing on June 30, 2018 and ending on December 31, 2018		0.85
Net debt to total assets ratio commencing on January 1, 2019 and ending on March 31, 2019		0.8
Net debt to total assets ratio thereafter		0.75
Loan Agreement dated September 1, 2015 [Member] | LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate			3.75%